Segmented Information - Disclosure of revenues allocated by geography (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 39,695,890	$ 17,236,773	$ 13,286,184
Property and equipment	2,604,791	3,443,317
United States of America [Member]
Disclosure of operating segments [line items]
Revenue	39,497,713	15,972,137	13,045,040
Property and equipment	2,485,711	3,296,564
Canada [Member]
Disclosure of operating segments [line items]
Revenue	198,177	1,264,636	$ 241,144
Property and equipment	$ 119,080	$ 146,753